Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2016-L25
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-LC25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19		Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Collateral Stratification and Historical Detail	22				lnr.cmbs.notices@lnrproperty.com
Specially Serviced Loan Detail - Part 1	23		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	24	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	25		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	26		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Interest Shortfall Detail - Collateral Level	28		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Supplemental Notes	29				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
		Directing Certificateholder	World Class Capital Group, LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000JAS7	1.795000%	43,663,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000JAT5	2.983000%	75,129,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000JAU2	3.374000%	235,000,000.00	96,269,417.14	96,269,417.14	270,677.51	0.00	0.00	96,540,094.65	0.00	0.00%	30.00%
A-4	95000JAV0	3.640000%	253,530,000.00	253,530,000.00	46,192,534.32	769,041.00	0.00	0.00	46,961,575.32	207,337,465.68	57.72%	30.00%
A-SB	95000JAW8	3.486000%	61,153,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000JAX6	4.075371%	71,623,000.00	71,623,000.00	0.00	243,241.94	0.00	0.00	243,241.94	71,623,000.00	43.11%	22.50%
B	95000JBA5	4.544371%	42,973,000.00	42,973,000.00	0.00	162,737.73	0.00	0.00	162,737.73	42,973,000.00	34.35%	18.00%
C	95000JBB3	4.544371%	42,974,000.00	42,974,000.00	0.00	162,741.51	0.00	0.00	162,741.51	42,974,000.00	25.59%	13.50%
D	95000JAC2	3.244371%	52,523,000.00	52,523,000.00	0.00	142,003.43	0.00	0.00	142,003.43	52,523,000.00	14.88%	8.00%
E	95000JAE8	4.544371%	10,982,000.00	10,982,000.00	0.00	41,588.57	0.00	0.00	41,588.57	10,982,000.00	12.64%	6.85%
F	95000JAG3	4.544371%	16,712,000.00	16,712,000.00	0.00	63,287.95	0.00	0.00	63,287.95	16,712,000.00	9.23%	5.10%
G	95000JAJ7	4.544371%	18,144,000.00	18,144,000.00	0.00	68,710.90	0.00	0.00	68,710.90	18,144,000.00	5.53%	3.20%
H*	95000JAL2	4.544371%	30,559,554.00	27,118,086.16	0.00	74,513.34	0.00	0.00	74,513.34	27,118,086.16	0.00%	0.00%
V	95000JAN8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000JAQ1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			954,965,554.02	632,848,503.30	142,461,951.46	1,998,543.88	0.00	0.00	144,460,495.34	490,386,551.84

X-A	95000JAY4	0.977578%	668,475,000.00	349,799,417.14	0.00	284,963.54	0.00	0.00	284,963.54	207,337,465.68
X-B	95000JAZ1	0.213183%	157,570,000.00	157,570,000.00	0.00	27,992.66	0.00	0.00	27,992.66	157,570,000.00
X-D	95000JAA6	1.300000%	52,523,000.00	52,523,000.00	0.00	56,899.92	0.00	0.00	56,899.92	52,523,000.00
Notional SubTotal			878,568,000.00	559,892,417.14	0.00	369,856.12	0.00	0.00	369,856.12	417,430,465.68

Deal Distribution Total					142,461,951.46	2,368,400.00	0.00	0.00	144,830,351.46

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000JAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000JAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000JAU2	409.65709421	409.65709421	1.15181919	0.00000000	0.00000000	0.00000000	0.00000000	410.80891340	0.00000000
A-4	95000JAV0	1,000.00000000	182.19750846	3.03333333	0.00000000	0.00000000	0.00000000	0.00000000	185.23084179	817.80249154
A-SB	95000JAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000JAX6	1,000.00000000	0.00000000	3.39614286	0.00000000	0.00000000	0.00000000	0.00000000	3.39614286	1,000.00000000
B	95000JBA5	1,000.00000000	0.00000000	3.78697624	0.00000000	0.00000000	0.00000000	0.00000000	3.78697624	1,000.00000000
C	95000JBB3	1,000.00000000	0.00000000	3.78697608	0.00000000	0.00000000	0.00000000	0.00000000	3.78697608	1,000.00000000
D	95000JAC2	1,000.00000000	0.00000000	2.70364279	0.00000000	0.00000000	0.00000000	0.00000000	2.70364279	1,000.00000000
E	95000JAE8	1,000.00000000	0.00000000	3.78697596	0.00000000	0.00000000	0.00000000	0.00000000	3.78697596	1,000.00000000
F	95000JAG3	1,000.00000000	0.00000000	3.78697642	0.00000000	0.00000000	0.00000000	0.00000000	3.78697642	1,000.00000000
G	95000JAJ7	1,000.00000000	0.00000000	3.78697641	0.00000000	0.00000000	0.00000000	0.00000000	3.78697641	1,000.00000000
H	95000JAL2	887.38488003	0.00000000	2.43829933	0.92220619	52.85580935	0.00000000	0.00000000	2.43829933	887.38488003
V	95000JAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000JAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000JAY4	523.27972944	0.00000000	0.42628900	0.00000000	0.00000000	0.00000000	0.00000000	0.42628900	310.16487629
X-B	95000JAZ1	1,000.00000000	0.00000000	0.17765222	0.00000000	0.00000000	0.00000000	0.00000000	0.17765222	1,000.00000000
X-D	95000JAA6	1,000.00000000	0.00000000	1.08333340	0.00000000	0.00000000	0.00000000	0.00000000	1.08333340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	270,677.51	0.00	270,677.51	0.00	0.00	0.00	270,677.51	0.00
A-4	07/01/26 - 07/30/26	30	0.00	769,041.00	0.00	769,041.00	0.00	0.00	0.00	769,041.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	284,963.54	0.00	284,963.54	0.00	0.00	0.00	284,963.54	0.00
X-B	07/01/26 - 07/30/26	30	0.00	27,992.66	0.00	27,992.66	0.00	0.00	0.00	27,992.66	0.00
X-D	07/01/26 - 07/30/26	30	0.00	56,899.92	0.00	56,899.92	0.00	0.00	0.00	56,899.92	0.00
A-S	07/01/26 - 07/30/26	30	0.00	243,241.94	0.00	243,241.94	0.00	0.00	0.00	243,241.94	0.00
B	07/01/26 - 07/30/26	30	0.00	162,737.73	0.00	162,737.73	0.00	0.00	0.00	162,737.73	0.00
C	07/01/26 - 07/30/26	30	0.00	162,741.51	0.00	162,741.51	0.00	0.00	0.00	162,741.51	0.00
D	07/01/26 - 07/30/26	30	0.00	142,003.43	0.00	142,003.43	0.00	0.00	0.00	142,003.43	0.00
E	07/01/26 - 07/30/26	30	0.00	41,588.57	0.00	41,588.57	0.00	0.00	0.00	41,588.57	0.00
F	07/01/26 - 07/30/26	30	0.00	63,287.95	0.00	63,287.95	0.00	0.00	0.00	63,287.95	0.00
G	07/01/26 - 07/30/26	30	0.00	68,710.90	0.00	68,710.90	0.00	0.00	0.00	68,710.90	0.00
H	07/01/26 - 07/30/26	30	1,581,080.24	102,695.55	0.00	102,695.55	28,182.21	0.00	0.00	74,513.34	1,615,249.96
Totals			1,581,080.24	2,396,582.21	0.00	2,396,582.21	28,182.21	0.00	0.00	2,368,400.00	1,615,249.96

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	144,830,351.46
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,408,962.77	Master Servicing Fee	7,604.18
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,143.20
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	272.48
ARD Interest	0.00	Operating Advisor Fee	912.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	158.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,408,962.77	Total Fees	12,380.57

Principal		Expenses/Reimbursements
Scheduled Principal	96,959,808.62	Reimbursement for Interest on Advances	39.50
Unscheduled Principal Collections		ASER Amount	25,715.61
Principal Prepayments	45,502,142.84	Special Servicing Fees (Monthly)	2,232.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	195.00
Total Principal Collected	142,461,951.46	Total Expenses/Reimbursements	28,182.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,368,400.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	142,461,951.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	144,830,351.46
Total Funds Collected	144,870,914.23	Total Funds Distributed	144,870,914.24

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	632,848,503.30	632,848,503.30	Beginning Certificate Balance	632,848,503.30
(-) Scheduled Principal Collections	96,959,808.62	96,959,808.62	(-) Principal Distributions	142,461,951.46
(-) Unscheduled Principal Collections	45,502,142.84	45,502,142.84	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	490,386,551.84	490,386,551.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	633,548,856.71	633,548,856.71	Ending Certificate Balance	490,386,551.84
Ending Actual Collateral Balance	491,099,421.89	491,099,421.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	960,000.00	0.20%	3	5.2900	1.598200	1.20 or less	12	127,950,239.99	26.09%	3	4.2965	0.790733
1,000,001 to 2,000,000	5	7,158,507.78	1.46%	3	3.8306	1.210656	1.21 to 1.30	3	13,561,463.89	2.77%	3	4.2305	1.242748
2,000,001 to 3,000,000	3	7,923,506.43	1.62%	3	4.0662	1.185581	1.31 to 1.40	4	22,078,618.95	4.50%	3	4.4656	1.371447
3,000,001 to 4,000,000	4	14,111,587.95	2.88%	2	4.6538	1.482960	1.41 to 1.50	2	7,521,494.69	1.53%	3	3.4089	1.446478
4,000,001 to 5,000,000	5	21,379,608.22	4.36%	2	4.3922	1.867026	1.51 to 1.75	11	171,970,702.46	35.07%	2	4.5369	1.596194
5,000,001 to 6,000,000	4	21,376,470.88	4.36%	3	3.7774	1.515963	1.76 to 2.00	4	26,888,151.22	5.48%	2	4.6199	1.850162
6,000,001 to 7,000,000	3	19,006,711.12	3.88%	3	4.5730	1.156841	2.01 to 3.00	13	120,415,880.64	24.56%	2	4.2475	2.226740
7,000,001 to 8,000,000	2	14,455,731.27	2.95%	2	4.8495	1.794537	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	2	16,921,660.30	3.45%	2	3.6925	1.402598	Totals	49	490,386,551.84	100.00%	3	4.3787	1.532604
9,000,001 to 10,000,000	5	45,876,414.75	9.36%	3	4.5140	1.844153
10,000,001 to 15,000,000	5	60,748,180.18	12.39%	3	4.7255	1.446350
15,000,001 to 20,000,000	2	34,030,452.38	6.94%	3	3.7264	1.847877
20,000,001 to 30,000,000	6	160,956,186.18	32.82%	2	4.2716	1.415006
30,000,001 or greater	2	65,481,534.40	13.35%	3	4.7983	1.587571
Totals	49	490,386,551.84	100.00%	3	4.3787	1.532604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	11,888,932.54	2.42%	3	4.5100	2.014900
							Lodging	7	87,914,670.77	17.93%	2	4.8236	1.629759
Arizona	4	6,868,492.13	1.40%	2	4.4328	1.856715
							Mixed Use	2	24,927,598.26	5.08%	3	4.3893	1.659202
California	4	68,969,994.41	14.06%	3	4.4330	1.496928
							Mobile Home Park	18	29,093,909.30	5.93%	1	4.1140	1.585100
Colorado	1	6,189,033.36	1.26%	3	4.3100	2.101700
							Multi-Family	14	62,005,580.62	12.64%	3	3.7559	1.486229
Connecticut	5	34,119,569.23	6.96%	3	4.0404	0.860011
							Office	8	124,828,524.63	25.46%	3	4.3558	1.483169
Florida	5	54,186,957.13	11.05%	3	4.7548	1.543376
							Retail	17	161,616,268.26	32.96%	3	4.4393	1.506751
Georgia	2	6,792,091.74	1.39%	2	4.8825	1.754992
							Totals	66	490,386,551.84	100.00%	3	4.3787	1.532604
Illinois	2	24,388,143.70	4.97%	2	4.0412	2.050660
Indiana	2	7,613,602.77	1.55%	2	4.6137	1.260519
Louisiana	1	27,484,625.54	5.60%	3	4.2500	0.808500
Maryland	3	5,717,862.36	1.17%	1	4.1140	1.585100
Michigan	5	19,064,199.24	3.89%	2	4.6856	1.592933
Minnesota	2	9,408,565.42	1.92%	2	4.4969	1.869002
New Jersey	1	16,500,000.00	3.36%	2	3.1170	2.177000
New York	14	80,654,111.93	16.45%	3	3.9996	1.626317
Ohio	2	9,916,325.65	2.02%	3	4.5853	2.244261
South Carolina	3	43,652,644.76	8.90%	2	4.9571	1.761094
Tennessee	1	1,724,538.40	0.35%	3	4.7600	1.783900
Texas	4	23,901,309.39	4.87%	2	4.3188	1.448181
Virginia	2	14,620,902.58	2.98%	3	4.6497	1.658662
Wisconsin	2	16,724,649.55	3.41%	2	4.8520	0.401060
Totals	66	490,386,551.84	100.00%	3	4.3787	1.532604
Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	1	16,500,000.00	3.36%	2	3.1170	2.177000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	5	18,682,236.16	3.81%	3	3.3680	1.258622	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	7	29,737,983.93	6.06%	3	3.6127	1.218818	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	23,428,143.70	4.78%	2	3.9900	2.069200	49 months or greater	49	490,386,551.84	100.00%	3	4.3787	1.532604
	4.001% to 4.250%	6	114,036,575.64	23.25%	2	4.1055	1.178761	Totals	49	490,386,551.84	100.00%	3	4.3787	1.532604
	4.251% to 4.500%	4	38,130,735.21	7.78%	3	4.3650	1.852503
	4.501% to 4.750%	12	141,046,850.84	28.76%	3	4.6366	1.652483
	4.751% to 5.000%	7	65,256,520.89	13.31%	2	4.8908	1.463498
	5.001% to 5.250%	4	28,704,842.05	5.85%	3	5.0869	1.762836
	5.251% to 5.500%	2	14,862,663.42	3.03%	3	5.2619	1.558913
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	490,386,551.84	100.00%	3	4.3787	1.532604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	49	490,386,551.84	100.00%	3	4.3787	1.532604	Interest Only	7	54,695,000.00	11.15%	3	3.8461	1.758678
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	5	53,082,761.91	10.82%	2	4.7705	1.362739
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	36	381,294,343.01	77.75%	3	4.4030	1.525072
	Totals	49	490,386,551.84	100.00%	3	4.3787	1.532604	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	1,314,446.92	0.27%	3	3.6500	1.170000
								Totals	49	490,386,551.84	100.00%	3	4.3787	1.532604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	43	473,966,209.94	96.65%	3	4.3965	1.544572
	13 to 24 months	5	15,020,341.90	3.06%	3	3.8975	1.044265
	25 months or greater	1	1,400,000.00	0.29%	3	3.4900	2.720000
	Totals	49	490,386,551.84	100.00%	3	4.3787	1.532604
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	300571604	LO	Hilton Head Island	SC	Actual/360	4.920%	137,247.23	112,126.33	0.00	N/A	10/06/26	--	32,395,097.71	32,282,971.38	08/06/26
4	28000945	MH	Various	Various	Actual/360	4.114%	103,281.94	60,275.01	0.00	N/A	09/06/26	--	29,154,184.31	29,093,909.30	08/06/26
5	300571623	OF	West Palm Beach	FL	Actual/360	4.680%	134,000.88	52,276.22	0.00	N/A	11/06/26	--	33,250,839.24	33,198,563.02	08/06/26
6	28000978	RT	Moreno Valley	CA	Actual/360	4.713%	113,290.05	50,327.08	0.00	N/A	11/06/26	--	27,914,840.51	27,864,513.43	08/06/26
7	310934969	RT	Glastonbury	CT	Actual/360	4.030%	103,713.08	0.00	0.00	N/A	11/01/26	--	29,886,102.37	29,886,102.37	08/01/26
8	310936261	OF	Metairie	LA	Actual/360	4.250%	100,757.46	46,824.51	0.00	N/A	11/11/26	--	27,531,450.05	27,484,625.54	08/11/26
9	28000956	LO	Brooklyn	NY	Actual/360	4.560%	91,306.81	54,116.32	0.00	N/A	10/06/26	--	23,253,008.16	23,198,891.84	08/06/26
10	310937719	RT	Gurnee	IL	Actual/360	3.990%	80,495.20	0.00	0.00	N/A	10/01/26	--	23,428,143.70	23,428,143.70	08/01/26
12	310936921	RT	Rohnert Park	CA	Actual/360	4.330%	70,328.14	18,861,753.82	0.00	N/A	11/11/26	--	18,861,753.82	0.00	08/11/26
14	600933684	MU	Huntington Beach	CA	Actual/360	4.300%	65,037.03	33,937.26	0.00	N/A	11/11/26	--	17,564,389.64	17,530,452.38	08/11/26
16	310938436	OF	Jersey City	NJ	Actual/360	3.117%	44,287.38	0.00	0.00	N/A	10/11/26	--	16,500,000.00	16,500,000.00	08/11/26
17	300571617	OF	Jacksonville	FL	Actual/360	5.260%	63,092.46	26,741.32	0.00	N/A	11/06/26	--	13,929,404.74	13,902,663.42	08/06/26
18	28000927	OF	Aurora	CO	Actual/360	4.185%	46,940.92	13,025,576.65	0.00	N/A	08/06/26	--	13,025,576.65	0.00	08/06/26
20	310935502	IN	Plano	TX	Actual/360	4.890%	47,376.32	11,251,056.64	0.00	N/A	08/11/26	--	11,251,056.64	0.00	08/11/26
21	610936585	OF	Los Angeles	CA	Actual/360	4.020%	50,194.17	0.00	0.00	N/A	11/11/26	--	14,500,000.00	14,500,000.00	08/11/26
22	300571624	MH	Various	Various	Actual/360	5.220%	54,424.46	12,107,777.07	0.00	N/A	11/06/26	08/06/26	12,107,777.07	0.00	08/06/26
23	310936123	RT	Medford	OR	Actual/360	4.260%	45,206.22	12,323,367.49	0.00	N/A	11/11/26	--	12,323,367.49	0.00	08/11/26
24	300571622	SS	Midlothian	VA	Actual/360	4.500%	48,914.38	12,623,065.33	0.00	N/A	08/06/26	--	12,623,065.33	0.00	08/06/26
25	28000926	MH	East Hartford	CT	Actual/360	4.316%	47,144.78	12,685,074.58	0.00	N/A	08/06/26	--	12,685,074.58	0.00	08/06/26
26	28000943	LO	Milwaukee	WI	Actual/360	4.946%	44,159.91	35,789.22	0.00	N/A	10/06/26	--	10,368,475.88	10,332,686.66	12/06/24
27	600933866	RT	Decatur	AL	Actual/360	4.510%	46,258.30	22,224.45	0.00	N/A	11/11/26	--	11,911,156.99	11,888,932.54	08/11/26
29	300571621	RT	Brownstown Township MI		Actual/360	5.030%	43,931.48	18,687.35	0.00	N/A	11/06/26	--	10,142,584.91	10,123,897.56	08/06/26
30	28000960	RT	La Quinta	CA	Actual/360	4.490%	35,170.27	21,385.43	0.00	N/A	10/06/26	--	9,096,414.03	9,075,028.60	08/06/26
31	28000731	RT	Lapeer	MI	Actual/360	4.997%	41,264.01	9,589,652.41	0.00	N/A	08/03/26	--	9,589,652.41	0.00	08/03/26
32	28000975	OF	Herndon	VA	Actual/360	4.776%	38,264.13	19,289.59	0.00	N/A	11/06/26	--	9,303,971.30	9,284,681.71	08/06/26
33	470102150	MF	Briarwood	NY	Actual/360	3.290%	23,267.47	22,660.02	0.00	N/A	11/01/26	--	8,212,853.38	8,190,193.36	08/01/26
34	28000965	MF	Avon Lake	OH	Actual/360	4.623%	36,618.64	16,839.42	0.00	N/A	11/06/26	--	9,198,543.86	9,181,704.44	08/06/26
35	410936779	RT	Amarillo	TX	Actual/360	4.070%	30,659.19	16,499.79	0.00	N/A	10/11/26	--	8,747,966.73	8,731,466.94	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	28000944	MF	Patalaska	OH	Actual/360	4.350%	31,819.13	8,494,539.59	0.00	N/A	09/06/26	--	8,494,539.59	0.00	08/06/26
37	310934028	RT	Woodburn	OR	Actual/360	4.770%	33,007.43	8,035,893.98	0.00	N/A	04/11/26	--	8,035,893.98	0.00	08/11/26
38	470101680	MF	Brooklyn	NY	Actual/360	3.560%	28,509.67	0.00	0.00	N/A	11/01/26	--	9,300,000.00	9,300,000.00	08/01/26
39	28000958	MU	Mankato	MN	Actual/360	4.601%	29,375.24	17,152.66	0.00	N/A	10/06/26	--	7,414,298.54	7,397,145.88	08/06/26
40	28000976	RT	Rotterdam	NY	Actual/360	5.140%	39,989.91	0.00	0.00	11/06/26	11/06/27	--	9,035,000.00	9,035,000.00	08/06/26
41	300571619	LO	Hartsville	SC	Actual/360	5.110%	31,126.08	15,076.89	0.00	N/A	11/06/26	--	7,073,662.28	7,058,585.39	08/06/26
43	310937109	LO	Woodway	TX	Actual/360	4.700%	26,065.37	14,595.83	0.00	N/A	11/11/26	--	6,440,310.70	6,425,714.87	08/11/26
44	28000969	OF	Aurora	CO	Actual/360	4.310%	23,025.13	14,877.47	0.00	N/A	11/06/26	--	6,203,910.83	6,189,033.36	08/06/26
45	470100740	MF	New York	NY	Actual/360	3.740%	19,205.29	15,485.84	0.00	N/A	11/01/26	--	5,963,346.96	5,947,861.12	08/01/26
47	300571615	RT	Appleton	WI	Actual/360	4.700%	25,920.12	12,459.08	0.00	N/A	11/06/26	--	6,404,421.97	6,391,962.89	08/06/26
48	610936405	RT	Salt Lake City	UT	Actual/360	4.400%	22,421.16	5,917,608.67	0.00	N/A	11/11/26	--	5,917,608.67	0.00	08/11/26
49	470101900	MF	Ossining	NY	Actual/360	3.540%	15,323.70	19,870.30	0.00	N/A	11/01/26	--	5,026,911.83	5,007,041.53	08/01/26
50	470102130	MF	Brooklyn	NY	Actual/360	3.370%	14,797.79	13,920.48	0.00	N/A	11/01/26	--	5,099,267.84	5,085,347.36	08/01/26
51	600935816	RT	Glen Allen	VA	Actual/360	4.430%	20,401.07	11,761.14	0.00	N/A	10/11/26	--	5,347,982.01	5,336,220.87	08/11/26
52	28000940	LO	Aiken	SC	Actual/360	4.985%	18,570.31	14,993.39	0.00	N/A	09/06/26	--	4,326,081.38	4,311,087.99	08/06/26
53	300571611	MF	Houston	TX	Actual/360	4.560%	17,328.83	9,459.64	0.00	N/A	11/06/26	--	4,413,115.73	4,403,656.09	08/06/26
54	300571618	LO	Dallas	TX	Actual/360	5.240%	18,148.28	4,022,026.60	0.00	N/A	11/06/26	08/06/26	4,022,026.60	0.00	08/06/26
55	300571598	LO	Richmond Hill	GA	Actual/360	4.780%	17,758.78	9,722.72	0.00	N/A	10/06/26	--	4,314,455.36	4,304,732.64	08/06/26
57	470102170	MF	Jamaica	NY	Actual/360	3.570%	12,390.03	10,710.99	0.00	N/A	11/01/26	--	4,030,371.00	4,019,660.01	08/01/26
59	410936784	RT	Amarillo	TX	Actual/360	4.010%	15,016.50	8,285.61	0.00	N/A	10/11/26	--	4,348,757.10	4,340,471.49	07/11/26
60	28000950	RT	Crawfordsville	IN	Actual/360	4.539%	15,062.28	8,995.85	0.00	N/A	10/06/26	--	3,853,641.04	3,844,645.19	08/06/26
61	300571610	SS	Richmond	VA	Actual/360	4.410%	15,378.76	4,049,706.05	0.00	N/A	08/06/26	--	4,049,706.05	0.00	08/06/26
62	300571614	OF	Schererville	IN	Actual/360	4.690%	15,255.98	8,573.72	0.00	N/A	11/06/26	--	3,777,531.30	3,768,957.58	08/06/26
63	410936683	RT	Macomb Township	MI	Actual/360	4.580%	13,765.21	8,099.27	0.00	N/A	10/11/26	--	3,490,262.34	3,482,163.07	08/11/26
64	300571607	MH	Various	NY	Actual/360	4.800%	13,795.67	3,337,661.26	0.00	N/A	11/06/26	08/06/26	3,337,661.26	0.00	08/06/26
65	28000961	RT	Lakeville	MN	Actual/360	4.412%	12,004.79	3,159,801.12	0.00	N/A	10/06/26	08/06/26	3,159,801.12	0.00	08/06/26
66	300571620	RT	Goodyear	AZ	Actual/360	4.840%	12,591.49	5,329.43	0.00	N/A	11/06/26	--	3,021,151.54	3,015,822.11	08/06/26
67	470101780	MF	Forest Hills	NY	Actual/360	3.490%	7,341.02	6,562.07	0.00	N/A	11/01/26	--	2,442,709.40	2,436,147.33	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
68	470101190	MF	New York	NY	Actual/360	3.710%	9,584.17	0.00	0.00	N/A	11/01/26	--	3,000,000.00	3,000,000.00	08/01/26
69	300571625	RT	Hiram	GA	Actual/360	5.060%	10,861.30	5,353.54	0.00	N/A	11/06/26	--	2,492,712.64	2,487,359.10	08/06/26
70	300571608	SS	Ashland	VA	Actual/360	4.630%	8,446.89	2,118,638.21	0.00	N/A	08/06/26	--	2,118,638.21	0.00	08/06/26
71	300571609	RT	Knoxville	TN	Actual/360	4.760%	7,084.61	3,882.65	0.00	N/A	11/06/26	--	1,728,421.05	1,724,538.40	08/06/26
72	470102090	MF	New York	NY	Actual/360	3.470%	4,705.56	4,241.87	0.00	N/A	11/01/26	--	1,574,789.98	1,570,548.11	08/01/26
73	470101970	MF	Forest Hills	NY	Actual/360	3.550%	3,535.38	7,532.73	0.00	N/A	11/01/26	--	1,156,507.08	1,148,974.35	08/01/26
74	470101840	MF	New York	NY	Actual/360	3.650%	4,137.07	1,809.50	0.00	N/A	11/01/26	--	1,316,256.42	1,314,446.92	08/01/26
75	470101860	MF	New York	NY	Actual/360	3.490%	4,207.39	0.00	0.00	N/A	11/01/26	--	1,400,000.00	1,400,000.00	08/01/26
77	28000977	RT	Decatur	IL	Actual/360	5.290%	4,373.07	0.00	0.00	11/06/26	11/06/31	--	960,000.00	960,000.00	08/06/26
Totals							2,408,962.77	142,461,951.46	0.00				632,848,503.30	490,386,551.84
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	13,031,049.77	13,013,210.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,696,580.45	2,259,744.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,371,486.60	963,140.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,721,276.11	640,622.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,167,951.50	257,437.07	01/01/26	03/31/26	--	0.00	452,107.08	0.00	0.00	0.00	0.00
8	2,355,479.10	502,270.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,638,864.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	22,225,254.52	5,714,737.04	01/01/26	03/31/26	--	0.00	137,409.39	0.00	0.00	0.00	0.00
12	2,247,508.31	539,075.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,800,405.00	1,830,612.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	20,393,956.47	10,103,309.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,671,623.77	918,212.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,712,273.87	422,740.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,106,121.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,179,034.80	209,045.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,137,096.31	1,263,971.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	253,973.00	227,120.00	04/01/25	03/31/26	03/11/26	6,043,978.26	252,180.71	54,108.79	1,345,897.73	250,049.39	0.00
27	1,709,235.68	441,243.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,114,106.43	336,617.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,544,121.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,327,559.33	339,632.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,223,243.28	275,938.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	46,875.20	0.00
33	515,425.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,455,440.55	746,892.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	811,905.69	591,628.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,221,584.56	607,378.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,028,899.91	283,075.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	613,973.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,029,306.81	304,073.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	911,800.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	534,099.79	1,032,470.05	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	394,077.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,028,454.24	262,845.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	511,171.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	533,084.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	555,924.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	515,623.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	870,550.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,252,133.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	976,632.97	433,631.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	39,280.01	0.00	0.00	0.00	0.00	Full Defeasance
55	588,332.23	545,758.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	546,794.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	234,676.64	74,614.95	01/01/26	03/31/26	--	0.00	0.00	23,283.39	23,283.39	0.00	0.00
60	0.00	181,875.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	458,461.53	216,460.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	354,420.00	88,605.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	453,129.71	249,921.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
67	243,932.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	(1,819.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	385,068.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	252,517.00	62,051.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
72	83,011.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	(112,588.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	83,999.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	135,271.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	83,645.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	115,792,070.81	46,325,033.61				6,043,978.26	880,977.19	77,392.18	1,369,181.12	296,924.59	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
12	310936921	18,822,822.35	Payoff Prior to Maturity	0.00	0.00
23	310936123	12,297,650.04	Payoff Prior to Maturity	0.00	0.00
36	28000944	8,478,070.98	Payoff Prior to Maturity	0.00	0.00
48	610936405	5,903,599.47	Payoff Prior to Maturity	0.00	0.00
Totals		45,502,142.84		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	10,332,686.66	0	0.00	0	0.00	0	0.00	0	0.00	4	45,502,142.84	4.378673%	4.348529%	3
07/17/26	0	0.00	0	0.00	1	10,368,475.88	0	0.00	0	0.00	0	0.00	0	0.00	1	9,298,790.92	4.420497%	4.393683%	3
06/17/26	0	0.00	0	0.00	1	10,405,536.86	0	0.00	0	0.00	0	0.00	0	0.00	2	21,371,788.37	4.436938%	4.410303%	4
05/15/26	0	0.00	0	0.00	1	10,441,017.12	0	0.00	0	0.00	0	0.00	0	0.00	5	53,607,500.00	4.428984%	4.401872%	5
04/17/26	0	0.00	0	0.00	1	10,477,780.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325316%	4.299385%	6
03/17/26	0	0.00	0	0.00	1	10,512,954.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325677%	4.299739%	7
02/18/26	0	0.00	0	0.00	1	10,552,309.77	0	0.00	0	0.00	0	0.00	0	0.00	1	18,610,801.19	4.326106%	4.300159%	8
01/16/26	0	0.00	0	0.00	1	10,587,167.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333533%	4.307487%	9
12/17/25	0	0.00	0	0.00	1	10,621,877.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333875%	4.307821%	10
11/18/25	0	0.00	0	0.00	1	10,657,898.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334238%	4.308176%	11
10/20/25	0	0.00	0	0.00	1	10,692,308.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334575%	4.308505%	12
09/17/25	0	0.00	0	0.00	1	10,728,040.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.348721%	4.322963%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	28000943	12/06/24	19	6	54,108.79	1,345,897.73	605,354.44	11,037,271.12	08/28/24	13
59	410936784	07/11/26	0	A	23,283.39	23,283.39	0.00	4,348,757.10
Totals					77,392.18	1,369,181.12	605,354.44	15,386,028.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		480,391,552	470,058,865	10,332,687		0
7 - 12 Months		0	0	0		0
13 - 24 Months		9,035,000	9,035,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		960,000	960,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	490,386,552	480,053,865	0	0	10,332,687	0
Jul-26	632,848,503	614,444,133	8,035,894	0	10,368,476	0
Jun-26	643,414,564	633,009,027	0	0	10,405,537	0
May-26	669,918,722	659,477,705	0	0	10,441,017	0
Apr-26	724,837,672	714,359,891	0	0	10,477,780	0
Mar-26	726,073,494	715,560,540	0	0	10,512,954	0
Feb-26	727,517,079	716,964,769	0	0	10,552,310	0
Jan-26	747,381,924	736,794,756	0	0	10,587,168	0
Dec-25	748,631,086	738,009,208	0	0	10,621,878	0
Nov-25	749,949,095	739,291,197	0	0	10,657,898	0
Oct-25	751,188,261	740,495,953	0	0	10,692,308	0
Sep-25	772,871,145	762,143,105	0	0	10,728,040	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
26	28000943	10,332,686.66	11,037,271.12	6,100,000.00	08/19/25	131,215.00	0.13670	03/31/26	10/06/26	181
Totals		10,332,686.66	11,037,271.12	6,100,000.00		131,215.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
26	28000943	LO	WI	08/28/24	13

Loan transferred as a SS on 8/29/2024 for imminent default. Collateral is the 160-key Holiday Inn Milwaukee River, Milwaukee WI. Lender and Master Servicer received an 8/19/2024 notice from Borrower's Third-Party Advisor of Borrower's request for an orderly transfer of the Hotel to Lender due to Borrower's unwillingness to fund operating cash shortfalls. Trust and Local Counsel have been retained. Notice of Default sent to Borrower. Receiver is in place. Receiver-led sale pushed to 8/2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	300571604	39,432,591.32	4.92000%	39,350,280.51	4.92000%	10	08/17/20	04/02/20	09/11/20
7	310934969	0.00	4.03000%	0.00	4.03000%	9	10/21/22	10/21/22	--
7	310934969	0.00	4.03000%	0.00	4.03000%	9	10/21/21	10/21/22	--
9	28000956	0.00	4.56000%	0.00	4.56000%	10	11/11/20	03/19/20	12/11/20
41	300571619	8,018,283.07	5.11000%	8,018,283.07	5.11000%	10	09/04/20	05/08/20	10/13/20
43	310937109	0.00	4.70000%	0.00	4.70000%	10	09/22/20	08/11/20	11/12/20
54	300571618	0.00	5.24000%	0.00	5.24000%	8	07/23/21	06/06/20	--
54	300571618	0.00	5.24000%	0.00	5.24000%	8	06/06/20	06/06/20	--
Totals		47,450,874.39		47,368,563.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	28000923 10/17/18	14,584,122.35	33,900,000.00	17,778,189.31	696,928.65	17,778,189.31	17,081,260.66	0.00	0.00	0.00	0.00	0.00%
42	300571612 04/17/23	7,495,492.51	7,400,000.00	7,185,722.47	2,870,552.72	7,185,722.47	4,315,169.75	3,180,322.76	0.00	(261,145.26)	3,441,468.02	41.21%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,079,614.86	41,300,000.00	24,963,911.78	3,567,481.37	24,963,911.78	21,396,430.41	3,180,322.76	0.00	(261,145.26)	3,441,468.02

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	28000923	10/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	300571612	06/17/26	0.00	0.00	3,441,468.02	0.00	0.00	11,736.36	0.00	0.00	3,441,468.02
		03/17/26	0.00	0.00	3,429,731.66	0.00	0.00	8,033.60	0.00	0.00
		01/17/25	0.00	0.00	3,421,698.06	0.00	0.00	2,218.92	0.00	0.00
		10/18/24	0.00	0.00	3,419,479.14	0.00	0.00	588.50	0.00	0.00
		08/16/24	0.00	0.00	3,418,890.64	0.00	0.00	10,836.50	0.00	0.00
		06/17/24	0.00	0.00	3,408,054.14	0.00	0.00	7,564.92	0.00	0.00
		04/17/24	0.00	0.00	3,400,489.22	0.00	0.00	5,533.64	0.00	0.00
		01/18/24	0.00	0.00	3,394,955.58	0.00	0.00	3,775.92	0.00	0.00
		09/15/23	0.00	0.00	3,391,179.66	0.00	0.00	217,503.69	0.00	0.00
		08/17/23	0.00	0.00	3,173,675.97	0.00	0.00	(10,005.99)	0.00	0.00
		05/17/23	0.00	0.00	3,183,681.96	0.00	0.00	3,359.20	0.00	0.00
		04/17/23	0.00	0.00	3,180,322.76	0.00	0.00	3,180,322.76	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,441,468.02	0.00	0.00	3,441,468.02	0.00	0.00	3,441,468.02

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26	0.00	0.00	2,232.10	0.00	0.00	25,715.61	0.00	0.00	0.00	0.00	195.00	0.00
69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	39.50	0.00	0.00	0.00
Total	0.00	0.00	2,232.10	0.00	0.00	25,715.61	0.00	0.00	39.50	0.00	195.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,182.21

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29